UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    D. Gregory Parkinson
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     May 09, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     92

Form13F Information Table Value Total:     $227,011 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 604059105      392     5175 SH       SOLE                     5175
Abbott Laboratories         COM                 002824100      331     7800 SH       SOLE                     7800
Agilent Technologies        COM                 00846u101      255     6791 SH       SOLE                     6791
Altria Group                COM                 718154107      311     4391 SH       SOLE                     4391
American Express            COM                 025816109     3370    64122 SH       SOLE                    64122
American Growth Fd of Amer                                     208     6500 SH       SOLE                     6500
Amgen Inc                   COM                               2057    28270 SH       SOLE                    28270
Anheuser-Busch              COM                 035229103    12870   300915 SH       SOLE                   300915
AT&T                        COM                 001957109      218     8065 SH       SOLE                     8065
Automatic Data Processing   COM                 053015103      783    17150 SH       SOLE                    17150
Bank of New York            COM                 064057102      378    10480 SH       SOLE                    10480
Berkshire Hathaway Class B  COM                 084670207    47141    15651 SH       SOLE                    15651
Biomet Incorporated         COM                 090613100      239     6724 SH       SOLE                     6724
Boeing                      COM                 097023105     6401    82137 SH       SOLE                    82137
BP PLC ADR                  COM                 055622104     1201    17417 SH       SOLE                    17417
Bravo! Foods Intl           COM                 105666101       44    80000 SH       SOLE                    80000
Bristol-Myers Squibb        COM                 110122108      301    12250 SH       SOLE                    12250
Burlington Resources        COM                 122014103      606     6597 SH       SOLE                     6597
Cadbury Schweppes Plc       COM                                650    16250 SH       SOLE                    16250
Caterpillar Inc             COM                 149123101      215     3000 SH       SOLE                     3000
Central Fund of Canada Cl A                     153501101    14161  1781250 SH       SOLE                  1781250
Chevron                     COM                 166764100     2641    45552 SH       SOLE                    45552
cisco Systems               COM                 17275R102      288    13302 SH       SOLE                    13302
Citigroup                   COM                 172967101      397     8400 SH       SOLE                     8400
Coca Cola                   COM                 191219104     8507   203183 SH       SOLE                   203183
Cooper Industries Ltd       COM                 216669101      226     2600 SH       SOLE                     2600
Costco Wholesale            COM                 22160K105     2436    44970 SH       SOLE                    44970
Diageo PLC ADR              COM                                387     6100 SH       SOLE                     6100
Dodge & Cox Stk Fd                                             360     2500 SH       SOLE                     2500
Duke Energy                 COM                 264399106      414    14200 SH       SOLE                    14200
E*Trade Group               COM                 269246104      434    16100 SH       SOLE                    16100
Electronic Data Sys         COM                 285661104     8013   298662 SH       SOLE                   298662
Express Scripts             COM                 302182100      352     4000 SH       SOLE                     4000
Exxon Mobil                 COM                 30231G102    12613   207243 SH       SOLE                   207243
Forest Labs                 COM                 345838106      384     8600 SH       SOLE                     8600
General Electric            COM                 369604103      890    25593 SH       SOLE                    25593
Gilead Sciences             COM                                288     4635 SH       SOLE                     4635
Home Depot                  COM                 437076102    12960   306375 SH       SOLE                   306375
Honeywell Intl              COM                 438516106      350     8173 SH       SOLE                     8173
Int'l Business Machines     COM                 459200101      737     8942 SH       SOLE                     8942
Johnson & Johnson           COM                 478160104     3854    65072 SH       SOLE                    65072
Kimberly-Clark              COM                 494368103      263     4550 SH       SOLE                     4550
Lilly Eli & Company         COM                 532457108      545     9850 SH       SOLE                     9850
Lowe's Companies            COM                 548661107      963    14950 SH       SOLE                    14950
McDonalds Corp              COM                 580135101     2074    60374 SH       SOLE                    60374
Merck & Co                  COM                 589331107    15970   453320 SH       SOLE                   453320
Midcap 400 SPDRs                                               428     2955 SH       SOLE                2     955
Montpelier RE               COM                                797    48900 SH       SOLE                    48900
Moody's Corporation         COM                 615369105      736    10300 SH       SOLE                    10300
Morgan Stanley              COM                                251     4000 SH       SOLE                     4000
Motorola                    COM                 620076109     9979   435565 SH       SOLE                   435565
Pepsico                     COM                 713448108     1991    34448 SH       SOLE                    34448
PetroChina ADR              COM                 71646E100     2899    27625 SH       SOLE                    27625
Pfizer Incorporated         COM                 717081103      553    22200 SH       SOLE                    22200
PNC Financial Services      COM                 693475105     2581    38350 SH       SOLE                    38350
Procter & Gamble            COM                 742718109     4772    82799 SH       SOLE                    82799
S&P 500 Index i Shares                                         226     1736 SH       SOLE                1     736
Schering CvPfd 6%                               806605606     4007    78910 SH       SOLE                    78910
Schering Plough Corp        COM                 806605101     8500   447626 SH       SOLE                   447626
Schlumberger                COM                 806857108      278     2200 SH       SOLE                     2200
Sonus Networks              COM                                515    93950 SH       SOLE                    93950
Texas Instruments           COM                 882508104      742    22860 SH       SOLE                    22860
U S Bancorp                 COM                 902973304     5148   168798 SH       SOLE                   168798
USG Corp                    COM                 903293405     6310    66450 SH       SOLE                    66450
Vanguard Intl Eqty Idx Eur                                     214     7000 SH       SOLE                     7000
Vanguard Mid Cap Index Fd                                      233    12273 SH       SOLE                1    2273
Wachovia Corp               COM                 929903102      487     8689 SH       SOLE                     8689
Wachovia DEPs               PFD                                  0    30400 SH       SOLE                    30400
Weingarten Realty           COM                 948741103      253     6200 SH       SOLE                     6200
Wells Fargo & Co            COM                 949746101     5475    85715 SH       SOLE                    85715
Wyeth                       COM                 983024100      213     4400 SH       SOLE                     4400
YUM! Brands                 COM                 895953107      945    19340 SH       SOLE                    19340